Financial Risks (Details Narrative) - CAD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 28,396,150	$ 2,526,957	$ 6,290,142	$ 3,840,880
Current liabilities	$ 11,136,912	$ 1,941,111		$ 1,941,111